Shareholders’ Equity (Details) - USD ($)						6 Months Ended
		Aug. 14, 2024	Aug. 04, 2024	Jun. 07, 2024	Sep. 29, 2023	Jun. 30, 2025	Jun. 30, 2024	May 12, 2025	Feb. 11, 2025	Dec. 31, 2024	Feb. 01, 2024	Jul. 31, 2023	May 09, 2023
Shareholders’ Equity [Line Items]
Percentage of after-tax net income						10.00%
Percentage entity’s registered capital						50.00%
Statutory reserve (in Dollars)						$ 1,072,895				$ 1,072,895
Common shares, par value								$ 1					$ 0.01
Voting rights			one
Common shares, shares authorized (in Shares)													20,000,000
Common shares, shares issued (in Shares)						7,323,491				1,979,879
Total consideration (in Dollars)						$ 3,978,000
Common share price					$ 100
Common shares, shares outstanding (in Shares)						7,323,491				1,979,879
Common stock issuance of shares (in Shares)				18,726
Share-based compensation expense (in Dollars)							$ 6,726
Issued aggregate common shares (in Shares)							162,769
Net proceeds amounted (in Dollars)					$ 6,000,000
Net proceeds (in Dollars)					3,969,063		$ 3,969,063
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Common shares, par value												$ 0.01
Common shares, shares authorized (in Shares)												20,000,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, par value													$ 0.001
Common shares, shares authorized (in Shares)													200,000,000
Common shares, par value (in Shares)												0.01
Share-based compensation expense (in Dollars)					$ 150,000
REIT International Development (Group) Co., [Member]
Shareholders’ Equity [Line Items]
Total consideration (in Dollars)		$ 10,000
Minimum [Member]
Shareholders’ Equity [Line Items]
Common shares, par value											$ 0.01
Common share price									$ 0.1
Subscription price					$ 40
Maximum [Member]
Shareholders’ Equity [Line Items]
Common shares, par value											$ 0.1
Common share price									$ 1
Subscription price					100
Class A Shares [Member]
Shareholders’ Equity [Line Items]
Common shares, par value			$ 0.1
Voting rights			1,000
Par value	[1]
Common shares, shares issued (in Shares)	[1]					7,323,491				1,979,879
Common shares, shares outstanding (in Shares)	[1]					7,323,491				1,979,879
Class A Shares [Member] | REIT International Development (Group) Co., Limited [Member]
Shareholders’ Equity [Line Items]
Par value						$ 0
Class B Shares [Member]
Shareholders’ Equity [Line Items]
Common shares, par value			$ 0.01			$ 0.01				$ 0.01
Common shares, shares authorized (in Shares)						2,000,000				2,000,000
Common shares, shares issued (in Shares)						1,000,000
Common shares, shares outstanding (in Shares)						1,000,000
Class B Shares [Member] | REIT International Development (Group) Co., Limited [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized (in Shares)			2,000,000
Common shares, shares issued (in Shares)		1,000,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Common shares, par value					$ 100
Aggregate sale of share (in Shares)					100,000
Aggregate gross and net proceeds (in Dollars)					$ 4,000,000
Private Placement [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, par value					$ 1
Private Placement [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Subscription price					100
Private Placement [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Subscription price					$ 40

[1]	Balance as of December 31, 2024 was retroactively stated for change of par value from $1.0 to no par value on May 12, 2025.